Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	$ (114)
At the end of the year	293	$ (114)
Major Defined Benefit Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(14)
Remeasurement of defined benefit obligation	(4,678)	5,891
Past service cost related to plan amendments	(245)	0
Termination benefits	21	0
Return on plan assets excluding interest income	1,453	(4,782)
Asset ceiling effect excluding interest expense and foreign currency translation	3,336	(1,189)
At the end of the year	466	(14)
Major Defined Benefit Plans [Member] | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	25,813	33,242
Current service cost	573	420
Interest expense	907	446
Plan participant contributions	370	257
Remeasurement of defined benefit obligation	4,678	(5,891)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(5)	(2)
of which: actuarial (gains) / losses due to changes in financial assumptions	3,064	(6,520)
of which: experience (gains) / losses	1,619	631
Past service cost related to plan amendments	245	0
Curtailments	(29)	(20)
Benefit payments	(2,611)	(1,687)
Termination benefits	21	0
Other movements	0	(5)
Foreign currency translation	3,667	(949)
At the end of the year	50,756	25,813
Major Defined Benefit Plans [Member] | Defined benefit obligation | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	17,121	0
Major Defined Benefit Plans [Member] | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	33,646	39,601
Plan participant contributions	370	257
Benefit payments	(2,611)	(1,687)
Other movements	2	(2)
Return on plan assets excluding interest income	1,453	(4,782)
Interest income	1,159	586
Employer contributions	732	706
Administration expenses, taxes and premiums paid	(27)	(16)
Foreign currency translation	4,654	(1,017)
At the end of the year	60,616	33,646
Major Defined Benefit Plans [Member] | Fair value of plan assets | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	21,236	0
Major Defined Benefit Plans [Member] | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	7,848	6,577
Interest expense on asset ceiling effect	225	135
Asset ceiling effect excluding interest expense and foreign currency translation	(3,336)	1,189
Foreign currency translation	963	(54)
At the end of the year	9,394	7,848
Major Defined Benefit Plans [Member] | Asset ceiling effect | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	3,695	0
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
Remeasurement of defined benefit obligation	(4,446)	4,151
Past service cost related to plan amendments	(245)	0
Termination benefits	21	0
Return on plan assets excluding interest income	1,234	(3,248)
Asset ceiling effect excluding interest expense and foreign currency translation	3,336	(1,189)
At the end of the year	88	0
Swiss defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	22,272	27,398
Current service cost	567	416
Interest expense	680	344
Plan participant contributions	370	257
Remeasurement of defined benefit obligation	4,446	(4,151)
of which: actuarial (gains) / losses due to changes in demographic assumptions	76	3
of which: actuarial (gains) / losses due to changes in financial assumptions	2,886	(4,666)
of which: experience (gains) / losses	1,484	512
Past service cost related to plan amendments	245	0
Curtailments	(29)	(20)
Benefit payments	(2,309)	(1,454)
Termination benefits	21	0
Other movements	0	(5)
Foreign currency translation	3,516	(513)
At the end of the year	44,922	22,272
Swiss defined benefit plans | Defined benefit obligation | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	15,142	0
Swiss defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	30,119	33,975
Plan participant contributions	370	257
Benefit payments	(2,309)	(1,454)
Other movements	2	(2)
Return on plan assets excluding interest income	1,234	(3,248)
Interest income	916	485
Employer contributions	690	685
Administration expenses, taxes and premiums paid	(19)	(12)
Foreign currency translation	4,485	(567)
At the end of the year	54,404	30,119
Swiss defined benefit plans | Fair value of plan assets | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	18,914	0
Swiss defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	7,848	6,577
Interest expense on asset ceiling effect	225	135
Asset ceiling effect excluding interest expense and foreign currency translation	(3,336)	1,189
Foreign currency translation	963	(54)
At the end of the year	9,394	7,848
Swiss defined benefit plans | Asset ceiling effect | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	3,695	0
UK defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	321
Remeasurement of defined benefit obligation	(195)	1,474
Past service cost related to plan amendments	0	0
Termination benefits	0	0
Return on plan assets excluding interest income	153	(1,312)
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	897	321
UK defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	2,166	4,105
Current service cost	1	0
Interest expense	139	67
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	195	(1,474)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(79)	(6)
of which: actuarial (gains) / losses due to changes in financial assumptions	128	(1,575)
of which: experience (gains) / losses	146	107
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(125)	(123)
Termination benefits	0	0
Other movements	0	0
Foreign currency translation	137	(408)
At the end of the year	3,467	2,166
UK defined benefit plans | Defined benefit obligation | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	954	0
UK defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	2,488	4,297
Plan participant contributions	0	0
Benefit payments	(125)	(123)
Other movements	0	0
Return on plan assets excluding interest income	153	(1,312)
Interest income	173	70
Employer contributions	12	5
Administration expenses, taxes and premiums paid	(1)	0
Foreign currency translation	165	(450)
At the end of the year	4,364	2,488
UK defined benefit plans | Fair value of plan assets | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	1,499	0
UK defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
UK defined benefit plans | Asset ceiling effect | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	0	0
US and German defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(335)
Remeasurement of defined benefit obligation	(37)	267
Past service cost related to plan amendments	0	0
Termination benefits	0	0
Return on plan assets excluding interest income	66	(223)
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(519)	(335)
US and German defined benefit plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	1,375	1,740
Current service cost	5	5
Interest expense	88	35
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	37	(267)
of which: actuarial (gains) / losses due to changes in demographic assumptions	(2)	1
of which: actuarial (gains) / losses due to changes in financial assumptions	51	(279)
of which: experience (gains) / losses	(12)	11
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(177)	(111)
Termination benefits	0	0
Other movements	0	0
Foreign currency translation	14	(28)
At the end of the year	2,368	1,375
US and German defined benefit plans | Defined benefit obligation | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	1,025	0
US and German defined benefit plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	1,039	1,329
Plan participant contributions	0	0
Benefit payments	(177)	(111)
Other movements	0	0
Return on plan assets excluding interest income	66	(223)
Interest income	70	31
Employer contributions	29	16
Administration expenses, taxes and premiums paid	(6)	(3)
Foreign currency translation	4	0
At the end of the year	1,849	1,039
US and German defined benefit plans | Fair value of plan assets | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	824	0
US and German defined benefit plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
US and German defined benefit plans | Asset ceiling effect | Credit Suisse
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	0
At the end of the year	0	0
Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year	(100)
At the end of the year	$ (173)	$ (100)